Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred tax assets	$ 0	$ 3,763
Deferred tax liabilities	(7,457)	(28,428)
Net deferred tax liability	$ (7,457)	$ (24,665)	$ (49,326)